Apr. 30, 2015

SUPPLEMENT DATED OCTOBER 30, 2015

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND

SUMMARY PROSPECTUSES OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

(collectively, the "Funds")

Prospectus and SAI of the Funds dated April 30, 2015
Summary Prospectus of each Fund dated May 7, 2015

(1)	Viking Tax-Free Fund for Montana

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 24 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers and Expense Reimbursements(1)	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.98%

(1)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2015 through April 29, 2016 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond April 29, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$357	$604	$877	$1,687

(1)	Viking Tax-Free Fund for North Dakota

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 24 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers and Expense Reimbursements(1)	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.98%

(1)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2015 through April 29, 2016 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond April 29, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$361	$628	$922	$1,796